EMPLOYEE BENEFIT PLANS - Sensitivity Analysis - Colombia (Details) - Guatemala - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of employee benefit plans
Discount rate Value	8.20%	8.20%
Salary rate Value	5.00%	5.00%
Projected inflation	4.00%	4.00%
Retirement Pension Premium Plan | Increase Level
Disclosure of employee benefit plans
Percentage of Increase	0.50%
Retirement Pension Premium Plan | Decrease Level
Disclosure of employee benefit plans
Percentage of Decrease	0.50%
Discount rate | Retirement Pension Premium Plan
Disclosure of employee benefit plans
Effect on DBO Increase	$ (949)
Effect on DBO Decrease	$ 998
Discount rate | Retirement Pension Premium Plan | Increase Level
Disclosure of employee benefit plans
Discount rate Value	8.70%
Discount rate | Retirement Pension Premium Plan | Decrease Level
Disclosure of employee benefit plans
Discount rate Value	7.70%
Salary Level | Retirement Pension Premium Plan
Disclosure of employee benefit plans
Effect on DBO Increase	$ 1,025
Effect on DBO Decrease	$ (981)
Salary Level | Retirement Pension Premium Plan | Increase Level
Disclosure of employee benefit plans
Discount rate Value	5.50%
Salary Level | Retirement Pension Premium Plan | Decrease Level
Disclosure of employee benefit plans
Discount rate Value	4.50%